UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27626-0575

(Address of principal executive offices) (Zip code)

Keith Karlawish, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Variable Insurance Funds

BB&T Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

June 30, 2007

The BB&T Variable Insurance Funds portfolio composition was as follows at June 30, 2007:

Percentage of net assets
BB&T Large Cap VIF
Consumer Discretionary	15.3%
Consumer Staples	8.3%
Energy	10.8%
Financials	18.6%
Health Care	18.3%
Industrials	6.1%
Information Technology	19.9%
Materials	1.3%
Utilities	0.6%
Short-Term Investments*	16.3%

115.5%

BB&T Mid Cap Growth VIF
Consumer Discretionary	17.6%
Consumer Staples	4.6%
Energy	10.2%
Financials	7.4%
Health Care	7.5%
Industrials	19.2%
Information Technology	20.2%
Materials	3.4%
Telecommunication Services	5.4%
Utilities	1.3%
Short-Term Investments*	47.0%

143.8%

BB&T Capital Manager Equity VIF
BB&T Equity Index Fund	9.5%
BB&T International Equity Fund	14.7%
BB&T Large Cap Fund	38.3%
BB&T Mid Cap Growth Fund	10.6%
BB&T Mid Cap Value Fund	15.8%
BB&T Small Cap Fund	8.2%
BB&T U.S. Treasury Money Market Fund	2.9%

100.0%

BB&T Special Opportunities Equity VIF
Consumer Discretionary	9.2%
Consumer Staples	4.7%
Energy	15.9%
Financials	5.0%
Health Care	19.1%
Industrials	7.9%
Information Technology	23.8%
Materials	10.4%
Short-Term Investments*	37.6%

133.6%

BB&T Total Return Bond VIF
Asset Backed Securities	10.5%
Commercial Mortgage-Backed Securities	7.5%
Corporate Bonds	15.7%
Federal Home Loan Mortgage Corp. — Collateralized Mortgage Obligations	0.9%
Federal National Mortgage Association — Collateralized Mortgage Obligations	1.9%
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	12.8%
Federal National Mortgage Association — Mortgage-Backed Securities	20.6%
Government National Mortgage Association	0.8%
Federal Home Loan Bank	2.8%
Federal Home Loan Mortgage Corp. — U.S. Government Agencies	1.9%
Federal National Mortgage Association — U.S. Government Agencies	6.5%
Municipal Bonds	2.6%
U.S. Treasury Notes	21.1%
Short-Term Investments*	36.1%

141.7%

*	Short-Term Investments represents the Repurchase Agreement and the invested cash collateral received in connection with securities lending (see Note 2).

BB&T Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2007

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 – 6/30/07	Expense Ratio During Period 1/1/07 – 06/30/07
BB&T Large Cap VIF	$1,000.00	$1,054.40	$3.92	0.77%
BB&T Mid Cap Growth VIF	1,000.00	1,160.30	4.07	0.76%
BB&T Capital Manager Equity VIF	1,000.00	1,071.50	0.92	0.18%
BB&T Special Opportunities Equity VIF	1,000.00	1,141.30	5.68	1.07%
BB&T Total Return Bond VIF	1,000.00	1,003.80	3.92	0.79%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 – 6/30/07	Expense Ratio During Period 1/1/07 – 6/30/07
BB&T Large Cap VIF	$1,000.00	$1,020.98	$3.86	0.77%
BB&T Mid Cap Growth VIF	1,000.00	1,021.03	3.81	0.76%
BB&T Capital Manager Equity VIF	1,000.00	1,023.90	0.90	0.18%
BB&T Special Opportunities Equity VIF	1,000.00	1,019.49	5.36	1.07%
BB&T Total Return Bond VIF	1,000.00	1,020.88	3.96	0.79%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T Large Cap VIF

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.2%)
	Consumer Discretionary (15.3%)
1	Citadel Broadcasting Corp.	$2
79,177	Home Depot, Inc. (The)	3,115,615
49,859	Target Corp.	3,171,033
100,589	Tiffany & Co.(b)	5,337,252
76,764	Time Warner, Inc.(b)	1,615,115
88,459	Walt Disney Co. (The)(b)	3,019,990

		16,259,007

	Consumer Staples (8.3%)
18,864	Altria Group, Inc.	1,323,121
105,484	Kraft Foods, Inc., Class A	3,718,311
61,174	Procter & Gamble Co.	3,743,237

		8,784,669

	Energy (10.8%)
29,805	Anadarko Petroleum Corp.	1,549,562
44,832	Chevron Corp.	3,776,648
36,121	ConocoPhillips	2,835,498
39,471	Exxon Mobil Corp.	3,310,828

		11,472,536

	Financials (18.6%)
45,113	American International Group, Inc.	3,159,263
34,027	Bank of New York Mellon Corp. (The)(a)	1,410,079
61,788	Citigroup, Inc.	3,169,107
69,109	JPMorgan Chase & Co.	3,348,331
25,850	Merrill Lynch & Co., Inc.	2,160,543
135,801	Progressive Corp. (The)	3,249,718
40,628	Travelers Cos., Inc. (The)	2,173,598
29,620	Wells Fargo & Co.	1,041,735

		19,712,374

	Health Care (18.3%)
49,330	Amgen, Inc.(a)	2,727,456
49,322	Eli Lilly & Co.	2,756,113
76,167	Johnson & Johnson	4,693,411
61,938	Medtronic, Inc.	3,212,105
69,109	Merck & Co., Inc.	3,441,628
98,595	Pfizer, Inc.	2,521,074

		19,351,787

	Industrials (6.1%)
85,956	General Electric Co.	3,290,396
64,990	USG Corp.(a)(b)	3,187,109

		6,477,505

	Information Technology (19.9%)
142,422	Cisco Systems, Inc.(a)	3,966,453
114,896	Dell, Inc.(a)	3,280,281
78,458	eBay, Inc.(a)	2,524,778
191,577	Intel Corp.	4,551,870
33,071	Microsoft Corp.	974,602
62,205	QUALCOMM, Inc.	2,699,075
112,371	Yahoo!, Inc.(a)(b)	3,048,625

		21,045,684

	Materials (1.3%)
34,294	Alcoa, Inc.	1,389,936

	Utilities (0.6%)
32,954	Duke Energy Corp.	603,058

	Total Common Stocks (Cost $85,594,593)	105,096,556

Principal Amount
REPURCHASE AGREEMENT (0.8%)
$ 831,706	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $832,056 (Collateralized fully by U.S. Government Agencies)	831,706

	Total Repurchase Agreement (Cost $831,706)	831,706

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (15.5%)
16,446,319	Mount Vernon Securities Lending Prime Portfolio	16,446,319

	Total Securities Held as Collateral for Securities on Loan (Cost $16,446,319)	16,446,319

Total Investments — 115.5% (Cost $102,872,618)		122,374,581
Net Other Assets (Liabilities) — (15.5)%		(16,430,684)

NET ASSETS — 100.0%		$105,943,897

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.8%)
	Consumer Discretionary (17.6%)
5,525	Chipotle Mexican Grill, Inc., Class A(a)(b)	$471,172
8,100	Coach, Inc.(a)	383,859
18,750	Crocs, Inc.(a)(b)	806,813
13,150	Focus Media Holding, Ltd., ADR(a)(b)	664,075
17,250	GameStop Corp., Class A(a)	674,475
13,350	Guess?, Inc.(b)	641,334
14,875	Hilton Hotels Corp.	497,866
8,025	J. Crew Group, Inc.(a)	434,072
7,900	Phillips-Van Heusen Corp.(b)	478,503

		5,052,169

	Consumer Staples (4.6%)
10,500	Bare Escentuals, Inc.(a)	358,575
10,850	Fomento Economico Mexicano S.A.B de C.V., ADR	426,622
12,275	Hansen Natural Corp.(a)	527,579

		1,312,776

	Energy (10.2%)
8,950	Cameron International Corp.(a)(b)	639,656
6,275	Core Laboratories N.V.(a)	638,105
5,075	Diamond Offshore Drilling, Inc.	515,417
4,550	National Oilwell Varco, Inc.(a)	474,292
6,425	Transocean, Inc.(a)(b)	680,922

		2,948,392

	Financials (7.4%)
3,950	Affiliated Managers Group, Inc.(a)(b)	508,602
6,000	AllianceBernstein Holding L.P.	522,540
790	Chicago Mercantile Exchange Holdings, Inc., Class A(b)	422,145
2,525	IntercontinentalExchange, Inc.(a)(b)	373,321
11,800	Invecso PLC, ADR	305,030

		2,131,638

	Health Care (7.5%)
7,750	Celgene Corp.(a)(b)	444,308
8,450	Cerner Corp.(a)(b)	468,721
11,800	Hologic, Inc.(a)(b)	652,658
11,325	Thermo Fisher Scientific, Inc.(a)(b)	585,729

		2,151,416

	Industrials (19.2%)
19,950	ABB, Ltd., ADR(b)	450,870
22,550	BE Aerospace, Inc.(a)(b)	931,315
16,775	Chicago Bridge & Iron Co. N.V.	633,088
8,625	Corrections Corp. of America(a)	544,324
9,550	Joy Global, Inc.(b)	557,052
7,350	Manitowoc Co., Inc. (The)	590,793
9,200	Monster Worldwide, Inc.(a)	378,120
5,725	Precision Castparts Corp.(b)	694,786
11,700	SunPower Corp., Class A(a)(b)	737,685

		5,518,033

	Information Technology (20.2%)
22,875	Activision, Inc.(a)(b)	427,076
9,850	Akamai Technologies, Inc.(a)(b)	479,104
14,100	Amphenol Corp., Class A(b)	502,665
4,000	Apple, Inc.(a)	488,160
18,272	Ciena Corp.(a)(b)	660,167
4,975	Cognizant Technology Solutions Corp., Class A(a)	373,573
1,040	Google, Inc., Class A(a)	544,315
7,375	MEMC Electronic Materials, Inc.(a)	450,760
9,200	MICROS Systems, Inc.(a)(b)	500,480
14,250	Polycom, Inc.(a)	478,800
14,062	Varian Semiconductor Equipment Associates, Inc.(a)	563,324
10,000	Verifone Holdings, Inc.(a)(b)	352,500

		5,820,924

	Materials (3.4%)
10,650	Companhia Vale do Rio Doce, ADR(b)	474,457
16,200	Titanium Metals Corp.(a)(b)	516,780

		991,237

	Telecommunication Services (5.4%)
10,800	American Tower Corp., Class A(a)	453,600
7,900	NII Holdings, Inc.(a)	637,846
22,900	Time Warner Telecom, Inc., Class A(a)(b)	460,290

		1,551,736

	Utilities (1.3%)
7,550	Allegheny Energy, Inc.(a)	390,637

	Total Common Stocks (Cost $19,976,709)	27,868,958

Principal Amount
REPURCHASE AGREEMENT (3.3%)
$ 936,893	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $937,287 (Collateralized fully by U.S. Government Agencies)	936,893

	Total Repurchase Agreement (Cost $936,893)	936,893

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (43.7%)
12,580,207	Mount Vernon Securities Lending Prime Portfolio	12,580,207

	Total Securities Held as Collateral for Securities on Loan (Cost $12,580,207)	12,580,207

Total Investments — 143.8% (Cost $33,493,809)		41,386,058
Net Other Assets (Liabilities) — (43.8)%		(12,606,373)

NET ASSETS — 100.0%		$28,779,685

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (100.0%)
187,791	BB&T Equity Index Fund, Institutional Class	$1,887,297
220,191	BB&T International Equity Fund, Institutional Class	2,919,730
393,134	BB&T Large Cap Fund, Institutional Class	7,634,666
148,941	BB&T Mid Cap Growth Fund, Institutional Class	2,109,011
204,261	BB&T Mid Cap Value Fund, Institutional Class	3,155,836
99,551	BB&T Small Cap Fund, Institutional Class	1,639,612
577,363	BB&T U.S. Treasury Money Market Fund, Institutional Class	577,363

	Total Affiliated Investment Companies (Cost $16,989,339)	19,923,515

Total Investments — 100.0% (Cost $16,989,339)		19,923,515
Net Other Assets (Liabilities) — 0.0%		(7,711)

NET ASSETS — 100.0%		$19,915,804

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.0%)
	Consumer Discretionary (9.2%)
29,900	Comcast Corp., Class A(a)(b)	$840,788
32,800	News Corp., Class A	695,688
53,000	XM Satellite Radio Holdings, Inc., Class A(a)(b)	623,810
19,800	Yum! Brands, Inc.	647,856

		2,808,142

	Consumer Staples (4.7%)
8,000	Costco Wholesale Corp.(b)	468,160
30,990	Smithfield Foods, Inc.(a)	954,182

		1,422,342

	Energy (15.9%)
10,600	Apache Corp.	864,854
24,000	CONSOL Energy, Inc.	1,106,640
22,000	Nabors Industries, Ltd.(a)(b)	734,360
10,600	Noble Corp.	1,033,712
20,600	Weatherford International, Ltd.(a)	1,137,944

		4,877,510

	Financials (5.0%)
18,500	E*Trade Financial Corp.(a)	408,665
1,100	Markel Corp.(a)	533,016
16,800	Wells Fargo & Co.	590,856

		1,532,537

	Health Care (19.1%)
19,000	Amgen, Inc.(a)	1,050,510
8,600	Coventry Health Care, Inc.(a)	495,790
17,500	McKesson Corp.	1,043,700
8,638	MedCath Corp.(a)	274,688
27,000	Teva Pharmaceutical Industries, Ltd., ADR(b)	1,113,750
13,500	UnitedHealth Group, Inc.	690,390
28,000	Varian Medical Systems, Inc.(a)(b)	1,190,280

		5,859,108

	Industrials (7.9%)
25,000	J.B. Hunt Transport Services, Inc.(b)	733,000
8,000	L-3 Communications Holdings, Inc.	779,120
61,500	Southwest Airlines Co.(b)	916,965

		2,429,085

	Information Technology (23.8%)
21,600	Activision, Inc.(a)	403,272
6,000	Akamai Technologies, Inc.(a)	291,840
90,000	ARM Holdings PLC, ADR(b)	787,500
26,500	CheckFree Corp.(a)(b)	1,065,300
39,000	Corning, Inc.(a)(b)	996,450
17,000	Digital River, Inc.(a)(b)	769,250
13,200	Fair Isaac Corp.	529,584
13,000	Harris Corp.	709,150
37,450	Symantec Corp.(a)(b)	756,490
35,700	Yahoo!, Inc.(a)(b)	968,541

		7,277,377

	Materials (10.4%)
22,000	Aracruz Celulose SA, ADR	1,457,280
17,400	Dow Chemical Co. (The)	769,428
35,000	Nalco Holding Co.(b)	960,750

		3,187,458

	Total Common Stocks (Cost $22,992,827)	29,393,559

Principal Amount
REPURCHASE AGREEMENT (4.2%)
$ 1,268,271	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $1,268,805 (Collateralized fully by U.S. Government Agencies)	1,268,271

	Total Repurchase Agreement (Cost $1,268,271)	1,268,271

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (33.4%)
10,219,310	Mount Vernon Securities Lending Prime Portfolio	10,219,310

	Total Securities Held as Collateral for Securities on Loan (Cost $10,219,310)	10,219,310

Total Investments — 133.6% (Cost $34,480,408)		40,881,140
Net Other Assets (Liabilities) — (33.6)%		(10,274,286)

NET ASSETS — 100.0%		$30,606,854

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (10.5%)
$105,000	American Express Credit Account Master Trust, Series 2003-2, Class A, 5.430%, 10/15/10*(c)	$105,104
28,000	American Express Credit Account Master Trust, Series 2005-6, Class A, 5.320%, 3/15/11*(c)	27,955
260,000	Capital One Master Trust, Series 2001-1, Class A, 5.520%, 12/15/10*	260,457
52,000	Centex Home Equity, Series 2005-C, Class AF6 STEP, 4.638%, 6/25/35(c)	48,971
34,000	Chase Credit Card Master Trust, Series 2003-3, Class A, 5.430%, 10/15/10*(c)	34,042
160,000	Chase Credit Card Master Trust, Series 2003-6, Class A, 5.430%, 2/15/11*(c)	160,243
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5 STEP, 5.416%, 5/25/33(c)	93,241
58,000	Citibank Credit Card Issuance Trust, Series 2003-A1, Class A1, 5.456%, 1/15/10*(c)	58,040
161,000	Discover Card Master Trust I, Series 2003-4, Class A1, 5.430%, 5/15/11*	161,261
161,000	MBNA Credit Card Master Note Trust, Series 2003-A9, Class A9, 5.450%, 2/15/11*(c)	161,287

	Total Asset Backed Securities (Cost $1,118,725)	1,110,601

COLLATERALIZED MORTGAGE OBLIGATIONS (2.8%)
	Federal Home Loan Mortgage Corp. (0.9%)
50,269	5.000%, 8/15/31, Series 3025, Class AB	49,037
51,382	5.500%, 7/15/16, Series 3061, Class VU	51,257

		100,294

	Federal National Mortgage Association (1.9%)
40,573	4.000%, 1/25/18, Series 2003-35, Class NA	38,624
114,884	5.000%, 5/25/22, Series 2003-79, Class NX	112,331
45,589	5.500%, 10/25/24, Series 2006-18, Class CA	45,220

		196,175

	Total Collateralized Mortgage Obligations (Cost $298,047)	296,469

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.5%)
25,000	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.811%, 12/10/42	23,603
37,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A3, 5.390%, 9/10/47	36,266
125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48(c)	123,965
70,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3, 5.293%, 12/11/49	68,124
40,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class AAB, 5.100%, 8/15/38*	38,788
90,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, 5.512%, 11/10/45*	87,538
244,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A3B, 5.579%, 5/12/45(c)	241,139
84,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A2, 5.134%, 5/15/47(c)	80,425
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	27,474
70,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A2, 5.167%, 12/15/43(c)	68,555

	Total Commercial Mortgage-Backed Securities (Cost $816,213)	795,877

CORPORATE BONDS (15.7%)
	Consumer Discretionary (0.9%)
48,000	Historic TW, Inc., 9.125%, 1/15/13	55,137
44,000	Time Warner, Inc., 5.875%, 11/15/16	42,795

		97,932

	Financials (6.8%)
100,000	Bank of America Corp., 5.370%, 2/12/10*	100,028
34,000	Bank of America Corp., 5.625%, 10/14/16	33,470
32,000	Capital One Financial Corp., 5.500%, 6/1/15	30,888
28,000	ERP Operating LP, 5.125%, 3/15/16	26,437
55,000	GATX Financial Corp., 5.125%, 4/15/10	54,302
100,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	101,784
31,000	General Electric Capital Corp., MTN, Series A, 5.000%, 1/8/16	29,366
52,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	49,412
40,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	37,750
22,000	Merrill Lynch & Co., MTN, Series C, 5.450%, 7/15/14	21,517
98,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	93,895
35,000	Ventas Realty LP/Ventas Capital Corp. REIT, 6.750%, 4/1/17	34,563
100,000	Wachovia Bank N.A., 5.360%, 2/23/09*	100,015

		713,427

	Health Care (0.7%)
78,000	Cardinal Health, Inc., 4.000%, 6/15/15	67,725

	Industrials (0.8%)
29,000	Corrections Corp. of America, 6.250%, 3/15/13	27,840
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	61,278

		89,118

	Information Technology (5.0%)
128,000	Cisco Systems, Inc., 5.500%, 2/22/16	124,903
55,000	Electronic Data Systems Corp., Series B, 6.500%, 8/1/13	54,359
110,000	Hewlett-Packard Co., 5.400%, 3/1/17	106,378
94,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12(c)	103,357
107,000	Oracle Corp. and Ozark Holding, Inc., 5.000%, 1/15/11	105,459

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology — (continued)
$ 35,000	Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/16	$33,560

		528,016

	Utilities (1.5%)
88,000	FirstEnergy Corp., Series B, 6.450%, 11/15/11	90,237
24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	24,023
45,000	TECO Energy, Inc., 7.500%, 6/15/10	46,813

		161,073

	Total Corporate Bonds (Cost $1,679,226)	1,657,291

MORTGAGE-BACKED SECURITIES (34.2%)
	Federal Home Loan Mortgage Corp. (12.8%)
134,040	6.000%, 10/1/19, Pool #G11679	135,215
22,349	5.500%, 11/1/20, Pool #J02711	22,029
56,719	5.500%, 10/1/21, Pool #G12425(b)	55,877
63,824	5.500%, 11/1/21, Pool #G12454	62,877
68,593	5.000%, 1/1/22, Pool #J04202	66,290
119,575	5.000%, 5/1/22, Pool #J04788	115,560
42,802	4.500%, 6/1/35, Pool #G01842	38,955
39,017	5.500%, 7/1/35, Pool #A36540	37,719
23,067	6.000%, 7/1/35, Pool #A36304	22,895
22,289	5.500%, 12/1/35, Pool #A40359	21,547
70,911	5.500%, 2/1/36, Pool #G08111	68,427
52,502	5.500%, 4/1/36, Pool #A44445(b)	50,663
122,762	5.936%, 12/1/36, Pool #1J1390*	122,570
82,302	5.975%, 1/1/37, Pool #1Q0192*	82,582
109,613	5.500%, 4/1/37, Pool #G08192	105,721
69,796	6.000%, 4/1/37, Pool #A58853	69,158
52,000	5.000%, 7/1/37(d)	48,734
230,000	6.000%, 7/1/37(d)	227,844

		1,354,663

	Federal National Mortgage Association (20.6%)
27,950	4.500%, 10/1/18, Pool #752030	26,632
18,248	5.500%, 11/1/20, Pool #843972	17,991
22,151	5.500%, 12/1/20, Pool #831138	21,839
52,035	5.500%, 5/1/21, Pool #895628	51,303
70,907	5.500%, 6/1/21, Pool #831526	69,872
190,000	6.000%, 7/1/22(d)	190,831
60,188	5.000%, 10/1/25, Pool #255894	57,325
68,510	5.500%, 2/1/27, Pool #256600(b)	66,727
278,099	5.500%, 1/1/34, Pool #757571	269,448
64,429	6.000%, 9/1/34, Pool #790912	63,957
69,963	6.500%, 9/1/34, Pool #796569	70,975
39,402	7.000%, 6/1/35, Pool #255820	40,463
118,740	5.000%, 11/1/35, Pool #842402	111,561
29,929	5.500%, 2/1/36, Pool #256101	28,940
43,056	5.622%, 5/1/36, Pool #871259*	42,548
46,998	5.448%, 6/1/36, Pool #905183*	46,657
73,815	5.500%, 12/1/36, Pool #922224	71,229
69,741	6.000%, 12/1/36, Pool #902054	69,034
138,972	5.000%, 1/1/37, Pool #920727	130,328
66,446	6.000%, 1/1/37, Pool #906095	65,772
109,766	5.000%, 3/1/37, Pool 911395	102,850
98,000	6.000%, 6/1/37, Pool #256800	96,951
340,000	5.500%, 7/1/37(d)	327,888
136,000	6.000%, 7/1/37(d)	134,512

		2,175,633

	Government National Mortgage Association (0.8%)
97,000	5.000%, 7/1/37(d)	91,726

	Total Mortgage-Backed Securities (Cost $3,677,025)	3,622,022

MUNICIPAL BONDS (2.6%)
	California (0.5%)
65,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A (FGIC), 4.198%, 8/15/13	61,118

	Florida (0.7%)
10,000	Gainesville, FL, Post Employment Benefits Obligation Revenue Bonds, Retiree Health Care Plan (MBIA), 4.680%, 10/1/13	9,615
36,000	Gainesville, FL, Post Employment Benefits Obligation Revenue Bonds, Retiree Health Care Plan (MBIA), 4.710%, 10/1/14	34,315
13,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.735%, 6/1/12	13,167
13,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.784%, 6/1/13	13,212

		70,309

	Illinois (0.3%)
30,000	Chicago, IL, G.O., Series B, OID (XLCA), 5.250%, 1/1/12	29,763

	Michigan (0.7%)
75,000	Michigan Municipal Bond Authority, MI, Refunding School Loan Revenue Bonds (FGIC), 5.222%, 6/1/14	73,653

	Texas (0.4%)
44,000	Brownsville, TX, Utilities System Refunding Revenue Bonds, Series B (AMBAC), 4.924%, 9/1/14	42,519

	Total Municipal Bonds (Cost $279,703)	277,362

U.S. GOVERNMENT AGENCIES (11.2%)
	Federal Home Loan Bank (2.8%)
235,000	5.250%, 6/11/10(b)	235,372
65,000	5.250%, 9/13/13	64,608

		299,980

	Federal Home Loan Mortgage Corp. (1.9%)
200,000	4.875%, 11/15/13(b)	194,811

		194,811

	Federal National Mortgage Association (6.5%)
490,000	6.125%, 3/15/12(b)	506,737
187,000	4.625%, 10/15/14(b)	178,471

		685,208

	Total U.S. Government Agencies (Cost $1,182,739)	1,179,999

U.S. TREASURY NOTES (21.1%)
500,000	4.750%, 5/31/12(b)	496,094
285,000	4.875%, 6/30/12	284,221
480,000	4.000%, 2/15/14(b)	454,388

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)
$1,041,000	4.250%, 8/15/14(b)	$995,781

	Total U.S. Treasury Notes (Cost $2,257,903)	2,230,484

REPURCHASE AGREEMENT (5.7%)
604,847	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $605,102 (Collateralized fully by U.S. Government Agencies)	604,847

	Total Repurchase Agreement (Cost $604,847)	604,847

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (30.4%)
3,221,760	Mount Vernon Securities Lending Prime Portfolio	3,221,760

	Total Securities Held as Collateral for Securities on Loan (Cost $3,221,760)	3,221,760

Total Investments — 141.7% (Cost $15,136,188)		14,996,712
Net Other Assets (Liabilities) — (41.7)%		(4,409,774)

NET ASSETS — 100.0%		$10,586,938

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments

June 30, 2007 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2007.
(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents a security purchased on a when-issued basis. At June 30, 2007, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $1,020,884.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2007. For bond funds, the maturity date reflected is the final maturity date.

ADR — American Depository Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

FGIC — Insured by the Financial Guaranty Insurance Corp.

G.O. — General Obligation.

MBIA — Insured by the Municipal Bond Insurance Association.

MTN — Medium Term Note.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

XLCA — Insured by XL Capital Assurance.

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2007 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Assets:
Investments:
Unaffiliated investments, at cost	$102,872,618	$33,493,809	$—	$34,480,408	$15,136,188
Investment in affiliates, at cost	—	—	16,989,339	—	—

Total investments, at cost*	102,872,618	33,493,809	16,989,339	34,480,408	15,136,188
Unrealized appreciation (depreciation)	19,501,963	7,892,249	2,934,176	6,400,732	(139,476)

Investments, at value	122,374,581	41,386,058	19,923,515	40,881,140	14,996,712
Interest and dividends receivable	104,331	7,432	21,036	18,213	91,277
Receivable for investments sold	1,839,229	272,003	—	—	546,388
Receivable for capital shares issued	—	6	273	—	45,990
Receivable from Advisor	—	—	2,458	—	—
Prepaid and other expenses	—	—	—	—	44

Total Assets	124,318,141	41,665,499	19,947,282	40,899,353	15,680,411

Liabilities:
Call options written (premiums received $ —, $ —, $ —, $78,738 and $ —, respectively)	—	—	—	36,260	—
Cash overdraft	—	—	—	—	8,441
Payable for investments purchased	1,764,569	264,124	—	—	1,855,427
Payable for capital shares redeemed	82,451	21,947	26,803	10,827	—
Payable for collateral received on loaned securities	16,446,319	12,580,207	—	10,219,310	3,221,760
Accrued expenses and other payables:
Investment advisory fees	38,485	11,870	—	18,449	3,250
Administration fees	4,890	1,288	—	1,397	503
Compliance service fees	147	13	—	14	7
Transfer agency fees	9,191	2,221	1,607	2,307	699
Other fees	28,192	4,144	3,068	3,935	3,386

Total Liabilities	18,374,244	12,885,814	31,478	10,292,499	5,093,473

Net Assets:
Capital	68,898,292	17,218,882	14,698,820	21,475,777	10,823,187
Accumulated undistributed net investment income (loss)	13,017	(2,593)	18,376	(7,601)	166,075
Accumulated realized gains (losses) from investments and written options	17,530,625	3,671,147	2,264,432	2,695,468	(262,848)
Net unrealized appreciation/(depreciation) on investments and written options	19,501,963	7,892,249	2,934,176	6,443,210	(139,476)

Net Assets	$105,943,897	$28,779,685	$19,915,804	$30,606,854	$10,586,938

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,056,155	1,636,522	1,607,910	1,779,195	1,097,079

Net Asset Value — offering and redemption price per share	$17.49	$17.59	$12.39	$17.20	$9.65

*	The BB&T Large Cap VIF, BB&T Mid Cap Growth VIF, BB&T Special Opportunities Equity VIF and BB&T Total Return Bond VIF include securities on loan of $16,045,971, $12,263,819, $9,840,705 and $3,163,546, respectively.

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2007 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Investment Income:
Interest income	$18,852	$14,943	$—	$28,127	$215,302
Dividend income	1,034,074	45,378	—	99,791	—
Dividend income from affiliates	—	—	81,754	—	—
Foreign tax withholding	—	(779)	—	(1,778)	—
Income from securities lending	10,743	39,782	—	2,938	1,250

Total investment income	1,063,669	99,324	81,754	129,078	216,552

Expenses:
Investment advisory fees (See Note 4)	378,476	98,659	23,722	102,522	24,452
Administration fees (See Note 4)	54,102	14,117	6,555	13,501	4,275
Compliance service fees (See Note 4)	6,962	1,726	1,226	1,604	497
Trustee fees	11,949	3,046	2,146	2,692	911
Audit fees	21,774	5,341	3,781	4,873	1,524
Custodian fees	4,010	674	477	642	201
Fund accounting fees (See Note 4)	5,107	1,333	949	1,282	408
Insurance fees	9,589	2,438	1,731	2,225	663
Legal fees	61,504	7,260	5,177	6,676	2,004
Printing fees	32,106	2,496	1,766	2,277	679
Transfer agent fees (See Note 4)	12,187	3,097	2,300	3,020	1,057
Other fees	—	2,148	861	1,744	4,361

Total expenses before waivers	597,766	142,335	50,691	143,058	41,032
Less expenses reimbursed or waived by the Investment Advisor	(206,851)	(40,795)	(26,895)	(6,379)	(8,859)
Less expenses waived by the Administrator	—	—	(6,555)	—	—

Net expenses	390,915	101,540	17,241	136,679	32,173

Net investment income (loss)	672,754	(2,216)	64,513	(7,601)	184,379

Realized/Unrealized Gains (Losses) on Investments and Written Options:
Net realized gains (losses) from:
Investments	6,413,778	509,000	—	581,243	(46,650)
Written Options	—	—	—	104,565	—
Affiliated investment transactions	—	—	250,444	—	—
Change in unrealized appreciation/depreciation on:
Investments	(1,479,373)	3,482,112	1,001,299	2,714,153	(138,117)
Written Options	—	—	—	4,231	—

Net realized/unrealized gains (losses) on investments and written options	4,934,405	3,991,112	1,251,743	3,404,192	(184,767)

Change in net assets from operations	$5,607,159	$3,988,896	$1,316,256	$3,396,591	$(388)

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Changes in Net Assets

	BB&T Large Cap VIF		BB&T Mid Cap Growth VIF
	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006
From Investment Activities:
Operations:
Net investment income (loss)	$672,754	$1,935,959	$(2,216)	$97,117
Net realized gains (losses) on investments, distributions from underlying funds and written options	6,413,778	18,508,713	509,000	6,928,124
Change in unrealized appreciation/depreciation of investments and written options	(1,479,373)	1,298,734	3,482,112	(6,370,282)

Change in net assets from operations	5,607,159	21,743,406	3,988,896	654,959

Distributions to Shareholders:
Net investment income	(1,022,919)	(1,597,154)	(377)	(169,918)
Net realized gains from investment transactions	—	—	—	(2,384,160)

Change in net assets from shareholder distributions	(1,022,919)	(1,597,154)	(377)	(2,554,078)

Capital Transactions:
Proceeds from shares issued	13,959,043	3,613,319	1,368,407	5,338,345
Proceeds from shares issued in conversion (Note 5)	13,750,356	—	—	—
Distributions reinvested	1,022,916	1,597,154	377	2,554,078
Value of shares redeemed	(20,515,322)	(12,806,788)	(2,037,819)	(3,965,432)
Redemption In-Kind	—	(33,055,269)	—	(15,658,169)

Change in net assets from capital transactions	8,216,993	(40,651,584)	(669,035)	(11,731,178)

Change in net assets	12,801,233	(20,505,332)	3,319,484	(13,630,297)

Net Assets:
Beginning of period	93,142,664	113,647,996	25,460,201	39,090,498

End of period	$105,943,897	$93,142,664	$28,779,685	$25,460,201

Accumulated undistributed net investment income (loss)	$13,017	$363,182	$(2,593)	$—

Share Transactions:
Issued	832,159	236,412	83,578	336,699
Issued in conversion (Note 5)	810,901	—	—	—
Reinvested	59,653	106,704	21	175,022
Redeemed	(1,206,074)	(850,964)	(126,609)	(259,014)
Redemption In-Kind	—	(2,053,122)	—	(1,067,360)

Change in Shares	496,639	(2,560,970)	(43,010)	(814,653)

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF		BB&T Special Opportunities Equity VIF		BB&T Total Return Bond VIF
For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (Unaudited)	For the Year Ended December 31, 2006

$64,513	$303,744	$(7,601)	$(16,818)	$184,379	$838,101
250,444	2,638,203	685,808	6,508,365	(46,650)	(30,159)
1,001,299	327,925	2,718,384	767,928	(138,117)	124,775

1,316,256	3,269,872	3,396,591	7,259,475	(388)	932,717

(141,365)	(252,133)	—	(20,982)	(183,287)	(831,872)
—	(1,067,700)	—	(1,809,941)	—	—

(141,365)	(1,319,833)	—	(1,830,923)	(183,287)	(831,872)

1,618,559	4,965,546	6,710,538	6,523,307	4,201,155	4,002,998
—	—	—	—	—	—
141,364	1,319,833	—	1,830,923	209,099	831,872
(1,241,457)	(1,316,172)	(794,020)	(1,373,589)	(406,767)	(583,849)
—	(17,418,807)	—	(22,883,690)	—	(16,361,455)

518,466	(12,449,600)	5,916,518	(15,903,049)	4,003,487	(12,110,434)

1,693,357	(10,499,561)	9,313,109	(10,474,497)	3,819,812	(12,009,589)

18,222,447	28,722,008	21,293,745	31,768,242	6,767,126	18,776,715

$19,915,804	$18,222,447	$30,606,854	$21,293,745	$10,586,938	$6,767,126

$18,376	$95,228	$(7,601)	$—	$166,075	$164,983

135,814	452,112	414,356	472,777	429,054	408,945
—	—	—	—	—	—
11,959	124,570	—	137,514	21,354	84,905
(103,391)	(119,628)	(48,253)	(99,525)	(41,450)	(59,822)
—	(1,626,406)	—	(1,599,140)	—	(1,637,783)

44,382	(1,169,352)	366,103	(1,088,374)	408,958	(1,203,755)

BB&T Variable Insurance Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities
BB&T Large Cap VIF
For the Six Months ended June 30, 2007 (Unaudited)	$16.75	0.11		0.80	0.91
Year Ended December 31, 2006	$14.00	0.27		2.68	2.95
Year Ended December 31, 2005	$13.35	0.26		0.65	0.91
Year Ended December 31, 2004	$12.00	0.22		1.35	1.57
Year Ended December 31, 2003	$9.88	0.19		2.12	2.31
Year Ended December 31, 2002	$12.50	0.17		(2.62)	(2.45)
BB&T Mid Cap Growth VIF
For the Six Months ended June 30, 2007 (Unaudited)	$15.16	(0.00	)(b)	2.43	2.43
Year Ended December 31, 2006	$15.67	0.03		0.44	0.47
Year Ended December 31, 2005	$13.70	(0.04)		2.01	1.97
Year Ended December 31, 2004	$11.69	(0.05)		2.06	2.01
Year Ended December 31, 2003	$8.56	(0.06)		3.19	3.13
Year Ended December 31, 2002	$10.70	(0.09)		(2.05)	(2.14)
BB&T Capital Manager Equity VIF***
For the Six Months ended June 30, 2007 (Unaudited)	$11.65	0.04		0.79	0.83
Year Ended December 31, 2006	$10.51	0.16		1.45	1.61
Year Ended December 31, 2005	$9.99	0.17		0.50	0.67
Year Ended December 31, 2004	$8.99	0.07		1.00	1.07
Year Ended December 31, 2003	$7.19	0.03		1.80	1.83
Year Ended December 31, 2002	$9.28	0.01		(1.98)	(1.97)
BB&T Special Opportunities Equity VIF
For the Six Months ended June 30, 2007 (Unaudited)	$15.07	(0.00	)(b)	2.13	2.13
Year Ended December 31, 2006	$12.70	(0.02)		3.07	3.05
Year Ended December 31, 2005	$12.12	(0.03)		0.79	0.76
July 22, 2004 to December 31, 2004(a)	$10.00	(0.04)		2.16	2.12
BB&T Total Return Bond VIF
For the Six Months ended June 30, 2007 (Unaudited)	$9.83	0.13		(0.09)	0.04
Year Ended December 31, 2006	$9.92	0.50		(0.17)	0.33
Year Ended December 31, 2005	$10.08	0.33		(0.10)	0.23
July 22, 2004 to December 31, 2004(a)	$10.00	0.10		0.08	0.18

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Total return ratios assume reinvestment of distributions at net asset value.

Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

Distributions									Ratios/Supplemental Data
Net investment income		Return of capital		Net realized gains on investments	Total Distributions		Net Asset Value, End of Period	Total Return**(c)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Ratio of expenses to average net assets*(d)	Portfolio turnover rate(c)

(0.17)		—		—	(0.17)		$17.49	5.44%	$105,944	0.77%	1.32%	1.17%	31.95%
(0.20)		—		—	(0.20)		$16.75	21.28%	$93,143	0.77%	1.72%	1.01%	45.76%
(0.26)		—		—	(0.26)		$14.00	6.90%	$113,648	0.79%	1.95%	1.05%	21.76%
(0.22)		—		—	(0.22)		$13.35	13.18%	$111,612	0.81%	1.77%	1.10%	12.91%
(0.19)		(0.00	)(b)	—	(0.19)		$12.00	23.62%	$94,683	0.88%	1.82%	1.17%	13.96%
(0.17)		—		—	(0.17)		$9.88	(19.64)%	$63,667	0.84%	1.57%	1.13%	15.24%

(0.00	)(b)	—		—	(0.00	)(b)	$17.59	16.03%	$28,780	0.76%	(0.01)%	1.07%	49.34%
(0.07)		—		(0.91)	(0.98)		$15.16	3.26%	$25,460	0.78%	0.25%	1.02%	160.04%
—		—		—	—		$15.67	14.38%	$39,090	0.78%	(0.28)%	1.10%	113.04%
—		—		—	—		$13.70	17.19%	$32,407	0.83%	(0.44)%	1.22%	135.55%
—		—		—	—		$11.69	36.57%	$23,903	0.98%	(0.78)%	1.37%	113.75%
—		—		—	—		$8.56	(20.00)%	$10,864	1.23%	(1.05)%	1.62%	96.89%

(0.09)		—		—	(0.09)		$12.39	7.15%	$19,916	0.18%	0.68%	0.53%	25.59%
(0.12)		—		(0.35)	(0.47)		$11.65	15.82%	$18,222	0.17%	1.15%	0.54%	20.55%
(0.15)		—		—	(0.15)		$10.51	6.77%	$28,722	0.26%	1.68%	0.55%	3.24%
(0.07)		—		—	(0.07)		$9.99	11.91%	$25,611	0.34%	0.75%	0.54%	1.09%
(0.03)		—		—	(0.03)		$8.99	25.47%	$20,606	0.56%	0.40%	0.66%	10.06%
(0.01)		—		(0.11)	(0.12)		$7.19	(21.25)%	$14,804	0.64%	0.15%	0.74%	3.47%

—		—		—	—		$17.20	14.13%	$30,607	1.07%	(0.06)%	1.12%	10.35%
(0.01)		—		(0.67)	(0.68)		$15.07	24.71%	$21,294	1.06%	(0.05)%	1.06%	59.93%
—		—		(0.18)	(0.18)		$12.70	6.29%	$31,768	1.23%	(0.28)%	1.23%	42.15%
—		—		—	—		$12.12	21.20%	$21,044	1.45%	(0.76)%	1.45%	13.81%

(0.22)		—		—	(0.22)		$9.65	0.38%	$10,587	0.79%	4.52%	1.01%	113.81%
(0.42)		—		—	(0.42)		$9.83	3.47%	$6,767	0.77%	4.34%	0.88%	188.24%
(0.36)		—		(0.03)	(0.39)		$9.92	2.29%	$18,777	1.00%	3.38%	1.12%	196.66%
(0.10)		—		—	(0.10)		$10.08	1.76%	$15,653	1.29%	2.34%	1.29%	36.74%

BB&T Variable Insurance Funds

Notes to Financial Statements

June 30, 2007 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Mutual Funds”). The Fund of Funds purchases shares of the Underlying Mutual Funds at net asset value and without sales charge.

Recent Accounting Standards — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has substantially completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the financial statements.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2007 (Unaudited)

60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price. At June 30, 2007 there were no fair valued prices in the Funds.

Securities Transactions and Related Income — Securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization/accretion of premium or discount done by using the effective interest method. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

When-Issued — The Funds, may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements — The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Option Contracts — The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2007 (Unaudited)

The BB&T Special Opportunities Equity VIF had the following transactions in written covered call options during the period ended June 30, 2007.

	BB&T Special Opportunities Equity VIF
Covered Call Options	Shares Subject to Contract	Premiums
Balance at beginning of period	155	$39,022
Options written	2,028	175,630
Options closed	(206)	(23,484)
Options expired	(1,109)	(102,417)
Options exercised	(206)	(10,013)

Balance at end of period	662	$78,738

The following is a summary of options outstanding as of June 30, 2007:

Security	Shares Subject to Contract	Fair Value
BB&T Special Opportunities Equity VIF
Activision, Inc., $22.50, 8/18/07	216	$1,080
Consol Energy, Inc., $60.00, 10/20/07	240	8,400
Weatherford International, Inc., $60.00, 8/18/07	206	26,780

		$36,260

Security Loans — To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds at June 30, 2007 was invested in the Mount Vernon Securities Lending Prime Portfolio managed by U.S. Bank National Association. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2007, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended June 30, 2007
BB&T Large Cap VIF	$16,045,971	$16,446,319	$16,414,552
BB&T Mid Cap Growth VIF	12,263,819	12,580,207	10,375,417
BB&T Special Opportunities Equity VIF	9,840,705	10,219,310	7,465,958
BB&T Total Return Bond VIF	3,163,546	3,221,760	2,001,596

Dividends and Distributions — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the BB&T Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2007 (Unaudited)

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Other — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across BB&T Variable Insurance Funds and BB&T Funds, based upon relative net assets or on another reasonable basis.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2007 are as follows:

	Purchases	Sales
BB&T Large Cap VIF	$27,893,621	$31,579,594
BB&T Mid Cap Growth VIF	13,473,352	12,722,822
BB&T Capital Manager Equity VIF	5,388,440	4,734,034
BB&T Special Opportunities Equity VIF	8,634,383	2,567,108
BB&T Total Return Bond VIF	758,526	336,894

Purchases and sales U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2007 for the BB&T Total Return Bond VIF were $13,428,005 and $9,131,448, respectively.

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T AM. Under the terms of the Investment Advisory Agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM voluntarily waived investment advisory fees, which are included on the Statements of Operations as “Less expenses waived by the Investment Advisor”.

Information regarding these transactions is as follows for the period ended June 30, 2007:

	Contractual Fee Rate	Fee Rate after Voluntary Waiver*
BB&T Large Cap VIF	0.74%	0.44%
BB&T Mid Cap Growth VIF	0.74%	0.43%
BB&T Capital Manager Equity VIF	0.25%	0.03%
BB&T Special Opportunities Equity VIF	0.80%	0.75%
BB&T Total Return Bond VIF	0.60%	0.38%

*	For all or a portion of the six-month period ended June 30, 2007, BB&T AM voluntarily waived additional investment advisory fees for the BB&T Large Cap VIF, BB&T Mid Cap Growth VIF, BB&T Capital Manager VIF and BB&T Total Return VIF. All voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

Pursuant to a Sub-Advisory agreement with BB&T AM, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Board and BB&T AM. Pursuant to a Sub-Advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Board and BB&T AM. For their services, the Sub-Advisors are entitled to a fee payable by BB&T AM.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2007 (Unaudited)

BB&T AM serves as the administrator to the Trust pursuant to the Administration Agreement. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Funds at a rate of 0.11% on the first $3.5 billion of average daily net assets; 0.075% on the next $1.5 billion of average daily net assets; 0.06% on the next $1 billion of average daily net assets; and 0.04% of average daily net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” During the six months ended June 30, 2007, BB&T AM voluntarily waived administration fees of $6,555 for the BB&T Capital Manager Equity VIF, and this waiver is not subject to recoupment in subsequent fiscal periods. Effective April 23, 2007, pursuant to a sub-administration agreement with BB&T AM, PFPC Inc. (“PFPC”) serves as Sub-Administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PFPC is entitled to a fee, payable by BB&T AM. Prior to April 23, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”) served as Sub-Administrator to the Trust.

Effective April 23, 2007, PFPC Inc. serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees”. Prior to April 23, 2007, BISYS served as the Funds’ fund accountant and transfer agent.

On April 23, 2007, BB&T AM’s Chief Compliance Officer (“CCO”) also began to serve as the Funds’ CCO. Since April 23, 2007, the CCO’s compensation is reviewed and approved by the Funds’ Board and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Prior to April 23, 2007, under a Compliance Services Agreement between the Funds and BISYS (the “CCO Agreement”), BISYS made an employee available to serve as the Funds’ CCO. Under the CCO Agreement, BISYS also provided infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $11,667 for the six-months ended June 30, 2007 plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Compliance service fees”.

For the six months ended June 30, 2007, the Funds paid $12,792 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2007 the Funds did not participate in any service plans.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $1,250 per quarter and $500 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended June 30, 2007, actual Trustee compensation and reimbursement for certain expenses was $23,468 in total.

5.	Conversion of the BB&T Large Cap VIF and the BB&T Large Cap Growth VIF:

On February 12, 2007, the BB&T Large Cap VIF acquired all of the assets and assumed all of the liabilities of the BB&T Large Cap Growth VIF in exchange for shares of the BB&T Large Cap VIF, pursuant to an Agreement and Plan of Reorganization approved by the BB&T Large Cap Growth VIF’s shareholders on February 7, 2007 and the Board on August 29, 2006. All fees and expenses incurred by the BB&T Large Cap Growth VIF, BB&T Large Cap VIF and BB&T AM in connection with the consummation of the transaction were borne by BB&T AM. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

	Shares Issued	Net Assets Converted	Net Asset Value Per Share Issued	Unrealized Appreciation
BB&T Large Cap VIF	810,901	$13,750,356	$16.96	$175,611

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2007 (Unaudited)

6.	Federal Income Tax Information:

At June 30, 2007, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Total Return VIF	$96,285	2013
BB&T Total Return Bond VIF	62,902	2014

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006 were as follows:

			Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
BB&T Large Cap VIF	$1,597,154	$—	$1,597,194	$—	$1,597,154
BB&T Mid Cap Growth VIF	169,918	2,384,160	2,554,078	—	2,554,078
BB&T Capital Manager Equity VIF	351,849	967,984	1,319,833	—	1,319,833
BB&T Special Opportunities Equity VIF	304,495	1,526,428	1,830,923	—	1,830,923
BB&T Total Return Bond VIF	806,098	—	806,098	—	806,098

*	Total Distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The BB&T Total Return Bond VIF had deferred post-October capital losses of $38,190, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

At June 30, 2007, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$102,872,618	$20,392,299	$(890,336)	$19,501,963
BB&T Mid Cap Growth VIF	33,493,809	8,083,655	(191,406)	7,892,249
BB&T Capital Manager Equity VIF	16,989,339	2,941,878	(7,702)	2,934,176
BB&T Special Opportunities Equity VIF	34,480,408	6,646,515	(245,783)	6,400,732
BB&T Total Return Bond VIF	15,136,188	10,642	(150,118)	(139,476)

7.	Special Meeting of Shareholders:

At a special meeting of the shareholders of the BB&T Large Cap Growth VIF and the BB&T Large Cap VIF held on January 24, 2007 and reconvened on February 7, 2007, shareholders voted to approve an Agreement Plan of Reorganization adopted by BB&T Variable Insurance Funds providing for the transfer of all of the assets of the BB&T Large Cap Growth VIF to the BB&T Large Cap VIF in exchange for Shares of the BB&T Large Cap VIF and the assumption by the BB&T Large Cap VIF of all of the liabilities of the BB&T Large Cap Growth VIF, followed by the dissolution and liquidation of the BB&T Large Cap Growth VIF and the distribution of Shares of the BB&T Large Cap VIF to the shareholders of the BB&T Large Cap Growth VIF. A description of the number of shares voted is as follows:

Affirmative	Against	Abstain
1,100,442	49,835	134,558

BB&T Variable Insurance Funds

Other Information (Unaudited)

June 30, 2007

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (“the Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The BB&T Variable Insurance Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room, may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date August 27, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date August 27, 2007

*	Print the name and title of each signing officer under his or her signature.